Other assets - Seed Capital and Private Equity Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 154	$ 214
Unfunded commitments	43	47
Seed capital and other funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	99	171
Unfunded commitments	$ 1	$ 1
Redemption frequency	Daily-quarterly	Daily-quarterly
Private equity investments
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 55	$ 43
Unfunded commitments	$ 42	$ 46
Minimum | Seed capital and other funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	1 day	1 day
Maximum | Seed capital and other funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	95 days	180 days